Reporting Entity - Information of Significant Non-controlling Interests of the Group (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	₩ 6,727,130	₩ 7,476,682
Non-current assets	23,380,653	23,038,573
Current liabilities	(6,529,775)	(9,224,278)
Non-current liabilities	(10,622,716)	(9,463,343)
Carrying amount of non-controlling interests	92,189	129,007
Revenue	17,269,647	18,012,897	₩ 17,658,877
Profit for the year	375,084	1,387,095	1,145,937
Total comprehensive income	1,904,918	1,547,871	1,121,970
Profit attributable to non-controlling interests	(33,326)	136,940	52,326
Net cash provided by operating activities	3,923,847	5,087,285	4,947,205
Net cash used in investing activities	(1,737,109)	(2,711,827)	(3,352,905)
Net cash used in financing activities	(2,711,763)	(1,809,853)	(2,020,990)
Effects on exchange rate changes on cash and cash equivalents	₩ (4,088)	₩ 26,124	₩ (623)
SK Broadband Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Ownership of non-controlling interests (%)	37.50%		25.40%
Current assets	₩ 10,393		₩ 1,388,965
Non-current assets	187,491		5,214,315
Current liabilities	(16,454)		(1,388,317)
Non-current liabilities	0		(1,988,989)
Net assets	181,430		3,225,974
Carrying amount of non-controlling interests	68,133		819,592
Revenue	0		4,274,747
Profit for the year	(91,558)		202,890
Total comprehensive income	(98,732)		183,499
Profit attributable to non-controlling interests	(34,384)		51,448
Net cash provided by operating activities	(4,082)		1,110,847
Net cash used in investing activities	9,738		(1,064,434)
Net cash used in financing activities	(25,310)		(60,254)
Effects on exchange rate changes on cash and cash equivalents	(890)		9
Net decrease in cash and cash equivalents	(20,544)		(13,832)
Dividends paid to non-controlling interests	₩ 0		₩ 50,557